Debt - Summary of Related Party and Third Party Convertible Notes (Details) - USD ($)	Dec. 31, 2023	Dec. 14, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Face value of the convertible notes		$ 3,500,000
Related Party [Member]
Debt Instrument [Line Items]
Face value of the convertible notes	$ 6,783,538		$ 4,200,538
Debt discount, net	(131,867)		(849,656)
Carrying value of the convertible notes	6,651,671		3,350,882
Accrued interest	619,697		155,626
Conversion of convertible notes	(7,271,368)
Total convertible notes and accrued interest			3,506,508
Nonrelated Party [Member]
Debt Instrument [Line Items]
Face value of the convertible notes		$ 3,346,232
Face value of the convertible notes	3,196,206		1,761,206
Debt discount, net	(83,688)		(398,034)
Carrying value of the convertible notes	3,112,518		1,363,172
Accrued interest	233,714		45,654
Conversion of convertible notes	$ (3,346,232)
Total convertible notes and accrued interest			$ 1,408,826